Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000014262
Account Value [Line Items]
Line Graph and Table Measure Name	Core Bond Portfolio
Account Value	$ 12,058	$ 11,718	$ 11,047	$ 12,716	$ 12,628	$ 11,675	$ 10,684	$ 10,738	$ 10,277	$ 10,004	$ 10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	11,638	10,961	12,598	12,739	11,842	10,835	10,863	10,436	10,043	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000